Earnings per share	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Earnings per share

25	Earnings per share

Basic and diluted

Basic earnings per share are calculated by dividing the equity attributable to the Company’s owners by the weighted average number of outstanding common shares during the period. The Company does not have potentially dilutive common shares outstanding or debts convertible into common shares. Accordingly, basic and diluted earnings per share are equal.

	2023	2022	2021

Earnings attributable to Company’s owners	3,523,531	3,121,267	2,305,869
Weighted average number of common shares issued	683,509,869	683,509,869	683,509,869

Basic and diluted earnings per share (reais per share)	5.16	4.57	3.37